Income Taxes (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss carry-forward	$ 13,070,000	$ 8,276,000
Valuation allowance	$ (13,070,000)	$ (8,276,000)
Net deferred tax assets